Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

7.  Share-Based Compensation

Enterprise Management Incentive Plan

In 2013, the Company established the Enterprise Management Incentive Plan (the “EMI Plan”) in order to issue equity awards to its employees and directors of the Company in the form of options to purchase either Ordinary or A Ordinary shares as a means to secure the benefits arising from capital share ownership. EMI Plans are tax-advantaged employee share option schemes designed for small and medium-sized companies in the U.K. The purposes of the EMI Plan are to promote the long-term financial interests and growth by attracting, retaining and motivating participants by means of growth-related equity incentives to achieve long-term goals and to align the interests of the participants under the EMI Plan with those of the shareholders of the Company through opportunities for share-ownership in the Company.

The EMI Plan is administered by the Board and each option is set forth in writing in an option agreement, duly executed by the Company and, to the extent required by law or requested by the Company, by the participant. The exercise prices, vesting and other restrictions are determined by the Board, except that the exercise price per share must be at least equal to the lesser of the fair market value (“FMV”) per share of Ordinary share on the option grant date or £0.00001. Shares reserved for issuance that are cancelled or terminated without having been exercised will again be available for issuance under the EMI Plan. As of December 31, 2018, the Company failed to meet the EMI gross assets requirement as its gross assets exceeded £30.0 million ($40.4 million at September 30, 2021), and therefore, no longer qualified to issue options under the EMI Plan. Under the EMI Plan, the Company granted Employee Share Options to purchase A Ordinary shares and Ordinary shares that only vest and become exercisable upon (i) the sale of the whole business or assets of the Company; (ii) a takeover of the Company by an outside source; or (iii) the first occasion on which ordinary shares in the capital of the Company are permitted to be traded or dealt in on a relevant market (“Exercisable Event”). These events were not determined to be probable of occurring as of September 30, 2021. As such, the Company has not recognized any compensation costs related to the awards. A summary of the changes in the Company’s Employee Share Options issued under the EMI Plan during the nine months ended September 30, 2021 are as follows:

Weighted
Average
		Weighted	Remaining
	Number of	Average Strike	Contractual	Aggregate
	Units	Price	Term	Intrinsic Value
Option to purchase A Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2020	710,431	$0.20	7.7	$11,910
Granted	—	$—
Exercised	—	$—
Forfeited	(6,000)	$0.20
Outstanding at September 30, 2021	704,431	$0.20	7.0	$27,389
Exercisable at September 30, 2021	—	$—	—	$—

Weighted
Average
		Weighted	Remaining
	Number of	Average Strike	Contractual	Aggregate
	Units	Price	Term	Intrinsic Value
Option to purchase Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2020	9,724	$15.26	2.0	$73
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Outstanding at September 30, 2021	9,724	$15.26	2.0	$260
Exercisable at September 30, 2021	—	$—	—	$—

The Company did not grant any options under the EMI Plan during the three and nine months ended September 30, 2021 and 2020.

Articles of Association

Subsequent to December 31, 2018, the Company issued options to purchase A Ordinary shares under its Articles of Association, as it no longer qualified to issue options under the EMI Plan. The options issued under the Articles of Association also only become exercisable upon an Exercisable Event, but unlike the options issued under the EMI Plan which expire 10 years after issuance, the options issued under the Articles of Association do not have an expiration date.

	Number of	Weighted Average	Aggregate
	Units	Strike Price	Intrinsic Value
Option to purchase A Ordinary Shares	Outstanding	per Unit	(in thousands)
Outstanding at December 31, 2020	5,357,679	$0.27	$64,431
Granted	—	$—
Exercised	—	$—
Forfeited	(16,047)	$0.24
Outstanding at September 30, 2021	5,341,632	$0.27	$178,972
Exercisable at September 30, 2021	—	$—	$—

The Company did not grant any options under the Articles of Association during the three and nine months ended September 30, 2021 and 2020.

As of September 30, 2021, there was $8.4 million of unrecognized compensation cost related to options issued collectively under the EMI Plan and Articles of Association. The unrecognized compensation cost will be recognized upon an Exercisable Event becoming probable of occurring. All outstanding options were exercised and exchanged for 702,839 shares of the Company and were ultimately converted into 2,111,666 Wejo Group shares as part of the business combination (see Note 15).

10.  Share-Based Compensation

Enterprise Management Incentive Plan

In 2013, the Company established the Enterprise Management Incentive Plan (the “EMI Plan”) in order to issue equity awards to its employees and directors of the Company in the form of options to purchase either Ordinary or A Ordinary shares as a means to secure the benefits arising from capital share ownership. EMI Plans are tax-advantaged employee share option schemes designed for small and medium-sized companies in the U.K. The purposes of the EMI Plan are to promote the long-term financial interests and growth by attracting, retaining and motivating participants by means of growth-related equity incentives to achieve long term goals and to align the interests of the participants under the EMI Plan with those of the shareholders of the Company through opportunities for share-ownership in the Company.

The EMI Plan is administered by the Board and each option shall be set forth in writing in an option agreement, duly executed by the Company and, to the extent required by law or requested by the Company, by the participant. The exercise prices, vesting and other restrictions are determined by the Board, except that the exercise price per share be at least equal to the lesser of the fair market value (“FMV”) per share of Ordinary share on the option grant date or £0.00001. Shares reserved for issuance that are cancelled or terminated without having been exercised will again be available for issuance under the EMI Plan. As of December 31, 2018, the Company failed to meet the EMI gross assets requirement as its gross assets exceeded £30.0 million ($41.0 million at December 31, 2020), and therefore, no longer qualified to issue options under the EMI Plan.

Under the EMI Plan, the Company granted Employee Share Options to purchase A Ordinary shares and Ordinary shares that only vest and become exercisable upon (i) the sale of the whole business or assets of the Company; (ii) a takeover of the Company by an outside source; or (iii) the first occasion on which ordinary shares in the capital of the Company are permitted to be traded or dealt in on a relevant market (“Exercisable Event”). These events were not determined to be probable of occurring as of December 31, 2020 and 2019. As such, the Company has not recognized any compensation costs related to the awards. A summary of the changes in the Company’s Employee Share Options issued under the EMI Plan as of the year ended December 31, 2020 are as follows:

Weighted
Average
		Weighted	Remaining	Aggregate
	Number of	AverageStrike	Contractual	Intrinsic
	Units	Price	Term	Value
Options to purchase A Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2019	804,065	$0.20	8.7	$1,686
Granted	—	$—
Exercised	—	$—
Forfeited	(93,634)	$0.20
Outstanding at December 31, 2020	710,431	$0.20	7.7	$11,910
Exercisable at December 31, 2020	—	$—	—	$—

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
	Units	Strike Price	Term	Intrinsic Value
Options to purchase Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2019	27,574	$14.25	5.4	$—
Granted	—	$—
Exercised	—	$—
Forfeited/Expired	(17,850)	$13.11
Outstanding at December 31, 2020	9,724	$15.26	2.0	$73
Exercisable at December 31, 2020	—	$—	—	$—

The Company did not grant any options under the EMI Plan during the years ended December 31, 2020 and 2019.

Articles of Association

Subsequent to December 31, 2018, the Company issued options to purchase A Ordinary shares under its Articles of Association, as it no longer qualified to issue options under the EMI Plan. The options issued under the Articles of Association also only become exercisable upon an Exercisable Event, but unlike the options issued under the EMI Plan which expire 10 years after issuance, the options issued under the Articles of Association do not have an expiration date.

		Weighted
	Number of	Average Strike	Aggregate
	Units	Price	Intrinsic Value
Options to purchase A Ordinary Shares	Outstanding	per Unit	(in thousands)
Outstanding at December 31, 2019	2,123,070	$0.30	$1,243
Granted	3,236,932	$0.25
Exercised	—	$—
Forfeited	(2,323)	$0.25
Outstanding at December 31, 2020	5,357,679	$0.27	$64,431
Exercisable at December 31, 2020	—	$—	$—

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options issued during the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
Expected term (in years)	2.0	2.0
Expected volatility	79.5%	54.4%
Risk-free interest rate	(0.1)%	0.8%
Expected dividend yield	0.0%	0.0%
Underlying fair value of Ordinary share	$0.15	$0.03

As of December 31, 2020, there was $8.6 million of unrecognized compensation cost related to options issued collectively under the EMI Plan and Articles of Association. The unrecognized compensation cost will be recognized upon an Exercisable Event becoming probable of occurring.

Exchange of equity awards

During the year ended December 31, 2019, 753,783 warrants to purchase A Ordinary Shares with an exercise price of £0.15 per share ($0.20 per share at December 31, 2020) held by eight individuals which were previously granted for services rendered prior to January 1, 2019, were exchanged for 753,783 options to purchase A Ordinary Shares with the hurdle amount of £220.0 million ($300.6 million at December 31, 2020) and an exercise price of £0.26 per share ($0.36 per share at December 31, 2020). Both the original and exchanged awards were issued under the Company’s Articles of Association. The Company treated the exchange as a modification to the warrants. The vesting performance condition of an Exercisable Event was present before and after the modification which was considered not probable and therefore the fair value of the modified equity awards will be recognized in the income statement once the vesting performance condition becomes probable.

During the year ended December 31, 2019, 262,883 warrants to purchase Ordinary Shares with an exercise price of £5.55 per share ($7.51 per share at December 31, 2020) held by the chief executive officer prior to January 1, 2019, were transferred to options to purchase 262,883 A Ordinary Shares with the hurdle amount of £220.0 million ($300.6 million at December 31, 2020) and an exercise price of £0.26 per share ($0.36 per share at December 31, 2020). Both the original and exchanged awards were issued under the Company’s Articles of Association. The exchange caused the award to change from it being fully vested to a vesting performance condition of an Exercisable Event which is considered not probable to be achieved. The compensation cost was recognized in full for the original award prior to January 1, 2019. No additional compensation cost has been recorded as a result of the modification.